SIGNIFICANT ACCOUNTING POLICIES - Leases (Details)	12 Months Ended
Dec. 31, 2021
Leases
Option to extend	true
Option to terminate	true
Practical expedient	true
Real estate | Weighted-Average
Leases
Lease terms (in years)	5 years
Equipment leases | Minimum
Leases
Lease terms (in years)	2 years
Equipment leases | Maximum
Leases
Lease terms (in years)	5 years